Share Repurchase Program (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share Repurchases [Line Items]
Cash paid for shares	$ 147.9
Stock Repurchase Program
Share Repurchases [Line Items]
Shares repurchased	1,551,693